Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2020
Share plans
Schedules of employee numbers

	2020	2019	2018
Employees
UK	7,900	7,400	7,200
Continental Europe	16,600	15,500	14,800
The Americas	17,300	16,600	16,700
Asia, Africa & Australasia	33,000	27,800	24,500
Continuing operations	74,800	67,300	63,200

Schedule of employee costs

	2020	2019	2018
	$m	$m	$m
Wages and salaries	6,273	5,648	5,370
Social security costs	726	658	626
Pension costs	435	491	469
Other employment costs	813	771	505
Total	8,247	7,568	6,970

AstraZeneca 2014 Performance Share Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	[1]	ADR Shares	WAFV	[1]
	ʼ000	pence		ʼ000	$
Outstanding at 1 January 2018	2,415	2251		7,388	15.58
Granted	981	2434		2,529	17.38
Forfeited	(309)	2311		(1,356)	16.27
Cancelled	(10)	2427		–	–
Exercised	(395)	2357		(1,598)	17.52
Outstanding at 31 December 2018	2,682	2295		6,963	15.65
Granted	1,018	3147		1,978	21.06
Forfeited	(350)	2317		(1,900)	16.80
Exercised	(491)	1983		(1,835)	14.17
Outstanding at 31 December 2019	2,859	2649		5,206	17.80
Granted	932	3702		1,767	24.02
Forfeited	(191)	3088		(478)	19.57
Cancelled	(3)	2234		–	–
Exercised	(552)	2426		(1,704)	15.43
Outstanding at 31 December 2020	3,045	2985		4,791	20.76

[1]	Weighted average fair value.

AstraZeneca Global Restricted Stock Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	865	4491	9,945	31.03
Granted	436	4867	4,081	34.66
Forfeited	(82)	4583	(1,094)	31.60
Cancelled	–	–	(2)	32.52
Exercised	(218)	4720	(2,437)	34.52
Outstanding at 31 December 2018	1,001	4598	10,493	31.57
Granted	759	6313	3,885	42.06
Forfeited	(115)	5438	(1,199)	35.44
Cancelled	–	–	(1)	32.39
Exercised	(317)	4028	(3,408)	28.82
Outstanding at 31 December 2019	1,328	5640	9,770	36.22
Granted	689	7408	3,671	47.71
Forfeited	(113)	6204	(1,077)	41.08
Cancelled	–	7280	(9)	36.93
Exercised	(278)	4929	(3,180)	31.47
Outstanding at 31 December 2020	1,626	6471	9,175	41.89

AstraZeneca Restricted Share Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	95	4714	1,740	29.13
Granted	19	5808	249	36.24
Forfeited	(3)	4293	(253)	29.11
Cancelled	–	–	(177)	28.29
Exercised	(19)	4698	(497)	29.46
Outstanding at 31 December 2018	92	4952	1,062	30.79
Granted	105	6894	176	43.91
Forfeited	(7)	5907	(141)	31.17
Cancelled	–	–	(2)	28.19
Exercised	(14)	5244	(446)	30.12
Outstanding at 31 December 2019	176	6051	649	34.70
Granted	80	7931	295	52.92
Forfeited	(6)	7168	(79)	39.26
Exercised	(89)	5166	(359)	31.05
Outstanding at 31 December 2020	161	7434	506	47.20

Astrazeneca Extended Incentive Plan
Share plans
Schedule of shares awarded

	Ordinary Shares	WAFV	ADR Shares	WAFV
	ʼ000	pence	ʼ000	$
Outstanding at 1 January 2018	–	–	–	–
Granted	238	5239	65	38.46
Outstanding at 31 December 2018	238	5239	65	38.46
Granted	44	7301	–	–
Outstanding at 31 December 2019	282	5563	65	38.46
Granted	18	8386	–	–
Outstanding at 31 December 2020	300	5730	65	38.46